Restricted Cash - Summary of Restricted Cash (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 5,725	$ 75.9	₨ 3,448
Restricted cash — current	4,877	64.7	2,168	₨ 2,407
Restricted cash — non-current	848	11.2	1,280	₨ 330
Bank Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	4,877	64.7	2,168
Term Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	₨ 848	$ 11.2	₨ 1,280